CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unamortized debt discount	$ (980,852)	$ (371,387)
Convertible Notes Payable [Member]
Principal	1,819,600
Accrued interest	64,893
Unamortized debt discount	(980,852)
Convertible notes payable	$ 903,641	359,362
Power Up Lending Group [Member] | 12% Convertible Notes Payable Due November 12, 2020 [Member]
Interest rate	12.00%
Maturity date	Nov. 12, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable		11,643
Power Up Lending Group [Member] | 12% Convertible Notes Payable Due December 23, 2020 [Member]
Interest rate	12.00%
Maturity date	Dec. 23, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable		1,543
Power Up Lending Group [Member] | 12% Convertible Notes Payable Due January 22, 2021 [Member]
Interest rate	12.00%
Maturity date	Jan. 22, 2021
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Power Up Lending Group [Member] | 12% Convertible Notes Payable Due July 13, 2021 [Member]
Interest rate	12.00%
Maturity date	Jul. 13, 2021
Principal	$ 63,000
Accrued interest	3,542
Unamortized debt discount	(33,485)
Convertible notes payable	$ 33,057
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Interest rate	8.00%
Maturity date	Aug. 14, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable		27,557
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Interest rate	8.00%
Maturity date	Aug. 14, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable		174,789
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due February 4, 2020 [Member]
Interest rate	8.00%
Maturity date	Feb. 04, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable		49,243
Crown Bridge Partners, LLC [Member] | 8% Convertible Notes Payable Due August 31, 2019 [Member]
Interest rate	8.00%
Maturity date	Aug. 31, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable		30,803
Crown Bridge Partners, LLC [Member] | 8% Convertible Notes Payable Due October 16, 2019 [Member]
Interest rate	8.00%
Maturity date	Oct. 16, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable		30,387
Odyssey Funding LLC [Member] | 10% Convertible Notes Payable Due November 15, 2020 [Member]
Interest rate	10.00%
Maturity date	Nov. 15, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable		27,658
Odyssey Funding LLC [Member] | 10% Convertible Notes Payable Due January 13, 2021 [Member]
Interest rate	10.00%
Maturity date	Jan. 13, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Black Ice Advisors, LLC [Member] | 10% Convertible Notes Payable Due November 25, 2020 [Member]
Interest rate	10.00%
Maturity date	Nov. 25, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable		5,739
Adar Alef, LLC [Member] | 12% Convertible Notes Payable Due February 5, 2021 [Member]
Interest rate	10.00%
Maturity date	Feb. 05, 2021
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
LG Capital Funding LLC [Member] | 12% Convertible Notes Payable Due February 24, 2021 [Member]
Interest rate	10.00%
Maturity date	Feb. 24, 2021
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Cavalry Fund I LP [Member] | 12% Convertible Notes Payable Due June 30, 2021 [Member]
Interest rate	10.00%
Maturity date	Jun. 30, 2021
Principal	$ 300,000
Accrued interest	15,041
Unamortized debt discount	(157,892)
Convertible notes payable	$ 157,149
Cavalry Fund I LP [Member] | 12% Convertible Notes Payable Due July 31, 2021 [Member]
Interest rate	10.00%
Maturity date	Jul. 31, 2021
Principal	$ 300,000
Accrued interest	12,750
Unamortized debt discount	(95,502)
Convertible notes payable	$ 217,248
Cavalry Fund I LP [Member] | 10% Convertible Notes Payable Due September 24, 2021 [Member]
Interest rate	10.00%
Maturity date	Sep. 24, 2021
Principal	$ 114,000
Accrued interest	3,061
Unamortized debt discount	(83,392)
Convertible notes payable	$ 33,669
Cavalry Fund I LP [Member] | 10% Convertible Notes Payable Due August 5, 2021 [Member]
Interest rate	10.00%
Maturity date	Aug. 05, 2021
Principal	$ 100,000
Accrued interest	4,055
Unamortized debt discount	(40,502)
Convertible notes payable	$ 63,553
Mercer Street Global Opportunity Fund, LLC [Member] | 10% Convertible Notes Payable Due August 3, 2021 [Member]
Interest rate	10.00%
Maturity date	Aug. 03, 2021
Principal	$ 400,000
Accrued interest	16,438
Unamortized debt discount	(127,543)
Convertible notes payable	$ 288,895
Pinz Capital Special Opportunities Fund LP [Member] | Convertible Notes Payable [Member]
Interest rate
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Iroquois Master Fund Ltd. [Member] | 10% Convertible Notes Payable Due September 16, 2021 [Member]
Interest rate	10.00%
Maturity date	Sep. 16, 2021
Principal	$ 228,000
Accrued interest	6,621
Unamortized debt discount	(161,786)
Convertible notes payable	$ 72,835
Mark Geist [Member] | 10% Convertible Notes Payable Due October 20, 2021 [Member]
Interest rate	10.00%
Maturity date	Oct. 20, 2021
Principal	$ 28,600
Accrued interest	564
Unamortized debt discount	(22,958)
Convertible notes payable	$ 6,206
Bellridge Capital LP., [Member] | 10% Convertible Notes Payable Due November 25, 2021 [Member]
Interest rate	10.00%
Maturity date	Nov. 25, 2021
Principal	$ 286,000
Accrued interest	2,821
Unamortized debt discount	(257,792)
Convertible notes payable	$ 31,029